Other Accounts Payables - Schedule of Other Accounts Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Accounts Payables [Abstract]
Employees and payroll accruals	$ 10,267	$ 9,218
Government grants
Accrued Expenses and Others	1,841	453
Total Other Accounts Payables	$ 12,108	$ 9,671